LONG-TERM DEBT - Long-Term Debt Activity (Details) $ in Millions		1 Months Ended		12 Months Ended
	Apr. 03, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Apr. 30, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Net issuance of long-term debt				$ 5,040,000,000		$ 12,711,000,000
Long-term debt net of transaction costs, beginning of year				31,733,000,000		18,688,000,000
Net issuance of long-term debt				5,040,000,000		12,711,000,000
Long-term debt assumed				4,526,000,000		0
(Gain) loss on foreign exchange				(549,000,000)		(1,271,000,000)
Deferred transaction costs incurred				(31,000,000)		(988,000,000)
Amortization of deferred transaction costs				136,000,000		51,000,000
Long-term debt net of transaction costs, end of year				40,855,000,000		31,733,000,000
Current portion of long-term debt				1,100,000,000		1,828,000,000
Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	$ 6,000,000,000
Repayment of long-term debt				500,000,000
Amortization of deferred transaction costs	24,000,000
Maximum borrowing capacity	6,000,000,000
Borrowings recognised as of acquisition date	$ 4,550,000,000		$ 4,550,000,000
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Net issuance of long-term debt				7,000,000		0
Net issuance of long-term debt				7,000,000		0
Bank Credit Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 301,000,000	$ 220	$ 0	$ 0
Exchange rate on proceeds from non-current borrowings				1.368	1.368	0	0
Repayment of long-term debt				$ 294,000,000	$ 220	$ 0	$ 0
Exchange rate on repayments of non-current borrowings				1.336	1.336	0	0
Senior notes
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt		$ 2,980,000,000		$ 3,000,000,000		$ 13,304,000,000
Repayment of long-term debt				2,354,000,000		1,544,000,000
Net issuance of long-term debt				646,000,000		11,760,000,000
Net issuance of long-term debt				646,000,000		11,760,000,000
Senior Notes, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				3,000,000,000		4,250,000,000
Repayment of long-term debt				500,000,000		600,000,000
Senior Notes, US Portion | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 0		$ 9,054,000,000
Exchange rate on proceeds from non-current borrowings				0	0	1.284	1.284
Repayment of long-term debt				$ 1,854,000,000	$ 1,350
Exchange rate on repayments of non-current borrowings				1.373	1.373	1.259	1.259
Principal amount								$ 0		$ 7,050
Subordinated Notes Due 2081 | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 0		$ 951,000,000
Repayment of long-term debt						$ 944,000,000	$ 750
Principal amount								$ 0		$ 750
Non-Current Borrowings, Exchange Rate On Subordinated Debt				0	0	1.268	1.268
Subordinated Notes Issued
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 0		$ 951,000,000
Unsecured Non-Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				0
Maximum borrowing capacity				815,000,000		665,000,000
Interest rate									1.00%
Term Loan Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 6,082,000,000	$ 4,506	$ 0	$ 0
Exchange rate on proceeds from non-current borrowings				1.350	1.350	0	0
Repayment of long-term debt				$ 1,695,000,000	$ 1,265	$ 0	$ 0
Exchange rate on repayments of non-current borrowings				1.340	1.340	0	0
Term Loan Facilities
Disclosure of detailed information about borrowings [line items]
Net issuance of long-term debt				$ 4,387,000,000		$ 0
Net issuance of long-term debt				$ 4,387,000,000		$ 0
Term Loan Facilities | Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt			$ 6,000,000,000